Risk Management and Fair Values (Details) - Schedule of liquidity risk - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liquidity Risk [Abstract]
Short-term bank loans and related interests		$ 1,180,656
Trade and other payables	1,319,288	5,355,123
Related parties payables	2,611,097	467,568
Total	3,930,385	7,003,347
Within 1 year [Member]
Schedule of Liquidity Risk [Abstract]
Short-term bank loans and related interests		1,180,656
Trade and other payables	1,319,288	5,355,123
Related parties payables	2,611,097	467,568
Total	3,930,385	7,003,347
Over 1 year [Member]
Schedule of Liquidity Risk [Abstract]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Total